Note 9 - Summary of Stock Options (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Year Ended December 31, 2015				Year Ended December 31, 2014
	Number Of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)

Options outstanding, beginning of period	286,501	$8.16	9.32	$-	45,427	$9.92	8.80
Options granted	753,880	$5.80			237,687	$4.80
Options assumed from PLC	-	$-			8,530	$81.92
Options exercised	-	$-			(20)	$0.96
Options canceled	(18,186)	$5.10			(5,123)	$14.64
Options outstanding, end of period	1,022,195	$6.47	9.37	$1,194,180	286,501	$8.16	9.15	$-

Vested and exercisable and expected to vest, end of period	927,286	$6.54	9.33	$1,094,069	262,490	$8.47	9.10	$-

Vested and exercisable, end of period	121,886	$12.63	7.20	$143,458	65,020	$19.61	7.13	$-

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
				Options Outstanding		Options Exercisable
Range of Exercise Prices			Number Outstanding as of December 31, 2015	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Number Exercisable as of December 31, 2015	Weighted Average Exercise Price

$2.64	-	$4.80	313,002	$4.45	8.72	73,197	$4.80
$6.00	-	$9.92	699,554	$6.32	9.76	39,050	$9.92
$56.00	-	$96.00	7,393	$69.76	1.59	7,393	$69.76
$104.00	-	$296.00	2,246	$126.98	1.57	2,246	$126.98
			1,022,195	$6.47	9.37	121,886	$12.63

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2015	2014

Expected term (in years)	5	5
Average volatility	63%	61%
Risk-free interest rate	1.70%	1.80%
Dividend yield	0%	0%

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Year Ended December 31,
	2015	2014

Research and development	$18	$5
Selling, general and administrative	202	179
Total	$220	$184